Consolidated Statements of Operations Parenthetical - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 3,212,447	$ 3,177,183
Variable Interest Entity Primary Beneficiary
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 3,200,000
MF Properties
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax		$ 3,200,000